CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Cash from operations	$ 294,190	$ 205,672	$ 677,599	$ 597,890
Income taxes paid	(6,452)	(4,780)	(46,454)	(24,166)
Payment for rent	(1,175)	(2,177)	(5,305)	(5,365)
(Payment)/refund for tower and tower equipment decommissioning	(320)	194	(178)	(55)
Net cash generated from operating activities	286,243	198,909	625,662	568,304
Cash flow from investing activities
Purchase of property, plant and equipment-capital work in progress	(94,072)	(56,503)	(220,287)	(133,748)
Purchase of property, plant and equipment-others	(27,939)	(2,427)	(64,580)	(10,603)
Payment in advance for property, plant and equipment	(51,870)	(22,251)	(139,783)	(106,543)
Purchase of software and licenses	(234)	(420)	(13,238)	(977)
Consideration paid on business combinations, net of cash acquired	(8,993)		(735,917)	(178,873)
Proceeds from disposal of property, plant and equipment	255	394	1,109	3,769
Insurance claims received	80	2,196	1,694	13,978
Interest income received	3,364	1,971	10,380	4,323
Deposit of short term deposits	(70,628)		(358,694)
Refund of short term deposits	10,733		162,316
Net cash used in investing activities	(239,304)	(77,040)	(1,357,000)	(408,674)
Cash flows from financing activities
Transactions with non-controlling interest	11		11
Proceeds from borrowings	118,884	8,754	834,677	87,488
Bank loans repaid	(44,184)	(46,200)	(114,211)	(106,738)
Fees on loans and derivative instruments	(3,282)	(8,693)	(12,559)	(16,788)
Interest paid	(69,070)	(70,050)	(173,739)	(143,398)
Payment for the principal of lease liabilities	(22,966)	(14,574)	(52,717)	(41,845)
Interest paid for lease liabilities	(11,543)	(8,199)	(27,763)	(22,915)
Initial margin received on nondeliverable forwards/ non-deliverable swaps	6,629	5,638	13,106	36,303
Initial margin deposited on nondeliverable forwards/ non-deliverable swaps		(7,533)		(19,436)
(Losses)/gains received on nondeliverable forwards/non-deliverable swaps	(172)	(2,160)	(3,197)	38,044
Net cash (used in)/generated from financing activities	(25,693)	(143,017)	463,608	(189,285)
Net increase/(decrease) in cash and cash equivalents	21,246	(21,148)	(267,730)	(29,655)
Cash and cash equivalents at beginning of period	567,298	541,644	916,488	585,416
Effect of movements in exchange rates on cash	(58,076)	(19,005)	(118,290)	(54,270)
Cash and cash equivalents at end of period	$ 530,468	$ 501,491	$ 530,468	$ 501,491